Discontinued operations (Details 4) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Net income (loss) from discontinued operations	R$ 2,220	R$ 857	R$ 805
Discontinued operations [member] | Grupo Exito [Member]
IfrsStatementLineItems [Line Items]
Net income (loss) from discontinued operations	(1,555)	(7)	532
Discontinued operations [member] | Extra Hiper [Member]
IfrsStatementLineItems [Line Items]
Net income (loss) from discontinued operations	(511)	808	276
Discontinued operations [member] | Via [Member]
IfrsStatementLineItems [Line Items]
Net income (loss) from discontinued operations	R$ (154)	R$ 56	R$ (3)